Other Receivables and Other Current Assets, Net (Tables)	12 Months Ended
Mar. 31, 2025
Other Receivables and Other Current Assets, Net [Abstract]
Schedule of Other Receivables and Other Current Assets, Net

As of March 31, 2025 and 2024, other receivables and other current assets, net comprised of the following:

	March 31,	March 31,
	2025	2024

Deposits (i)	$273,041	$42,832
Prepaid expenses (ii)	1,122,403	18,279
Prepaid income tax (iii)	1,812	23,366
GST recoverable (iv)	209,880	232,367
Other receivables (v)	153,809	197,102
Less: allowance for credit loss	(27,923)	(52,949)
Total other receivables and other current assets, net	$1,733,022	$460,997

The balance of deposit mainly comprised deposits made for rental and utility service of the Company.

The balance of prepaid expenses represented prepayment for services, such as subscription fees, advertising expenses, and director & officer insurance.

The balance of prepaid income tax represents prepaid estimated income tax from the Company’s Singapore subsidiary.

The balance of GST recoverable represented the amount of GST, which resulted from historical purchasing activities and could be further used for deducting future GST in Singapore.

The balance of other receivables mainly represented balance due from vendor for marketing expense paid on behalf.

Schedule of Movement of Allowance for Credit Loss

Movement of allowance for credit loss for the years ended March 31, 2025, 2024, and 2023 are as follows:

	March 31, 2025	March 31, 2024	March 31, 2023

Beginning balance	$52,949	$3,747	$2,376
(Recovery) Addition	(24,093)	49,351	1,279
Translation adjustment	(933)	(149)	92
Ending balance	$27,923	$52,949	$3,747